Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	4,626,900	$2,287,341
Grupo Aeromexico SAB de CV(a)	151,700	43,461

		2,330,802

Banks — 7.2%
Banco del Bajio SA(b)	4,864,730	4,444,914
Grupo Financiero Banorte SAB de CV, Class O	9,874,861	30,008,672
Grupo Financiero Inbursa SAB de CV, Class O	14,609,592	10,034,718
Regional SAB de CV(a)	1,574,300	4,380,772

		48,869,076

Beverages — 16.1%
Arca Continental SAB de CV	2,798,429	12,507,715
Becle SAB de CV	3,384,700	5,873,202
Coca-Cola Femsa SAB de CV(c)	2,965,243	12,969,232
Fomento Economico Mexicano SAB de CV	11,406,810	77,297,088

		108,647,237

Building Products — 0.2%
Grupo Rotoplas SAB de CV(c)	2,448,445	1,477,050

Capital Markets — 0.9%
Bolsa Mexicana de Valores SAB de CV(c)	3,085,187	5,923,682

Chemicals — 1.8%
Alpek SAB de CV	2,891,200	2,026,345
Orbia Advance Corp. SAB de CV	6,679,342	9,821,430

		11,847,775

Construction Materials — 3.9%
Cemex SAB de CV, CPO, NVS	92,542,229	21,954,460
Grupo Cementos de Chihuahua SAB de CV(c)	1,208,500	4,445,779

		26,400,239

Consumer Finance — 0.4%
Gentera SAB de CV	7,200,906	2,980,617

Diversified Telecommunication Services — 1.1%
Axtel SAB de CV, CPO(a)	9,906,600	1,557,856
Telesites SAB de CV(a)	9,318,846	6,013,313

		7,571,169

Equity Real Estate Investment Trusts (REITs) — 5.4%
Concentradora Fibra Danhos SA de CV	2,387,000	2,210,130
Fibra Uno Administracion SA de CV	19,257,200	14,714,999
Macquarie Mexico Real Estate Management SA de CV(b)	5,586,700	5,975,539
PLA Administradora Industrial S. de RL de CV	5,480,100	6,857,012
Prologis Property Mexico SA de CV	3,528,066	6,723,011

		36,480,691

Food & Staples Retailing — 12.5%
Grupo Comercial Chedraui SA de CV	2,777,500	3,469,090
La Comer SAB de CV	3,744,655	4,605,995
Wal-Mart de Mexico SAB de CV	30,721,933	76,840,407

		84,915,492

Food Products — 4.8%
Gruma SAB de CV, Series B	1,357,865	13,503,945
Grupo Bimbo SAB de CV, Series A(c)	10,205,304	15,988,337
Grupo Herdez SAB de CV	1,834,044	2,909,806

		32,402,088

Gas Utilities — 1.4%
Infraestructura Energetica Nova SAB de CV	3,403,400	9,679,730

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.5%
Alsea SAB de CV(a)(c)	3,700,766	$3,135,569

Household Products — 2.2%
Kimberly-Clark de Mexico SAB de CV, Class A	9,612,654	14,951,256

Industrial Conglomerates — 2.5%
Alfa SAB de CV, Class A	19,415,151	10,299,884
Grupo Carso SAB de CV, Series A1(c)	3,012,333	6,804,710

		17,104,594

Insurance — 0.9%
Qualitas Controladora SAB de CV	1,487,300	5,925,072

Media — 3.5%
Grupo Televisa SAB, CPO(a)	14,700,447	17,450,750
Megacable Holdings SAB de CV, CPO	2,059,100	6,240,642

		23,691,392

Metals & Mining — 5.5%
Grupo Mexico SAB de CV, Series B	13,315,786	28,569,393
Industrias Penoles SAB de CV	928,138	8,844,043

		37,413,436

Pharmaceuticals — 0.8%
Genomma Lab Internacional SAB de CV, Class B(a)	6,064,393	5,538,308

Real Estate Management & Development — 0.8%
Corp Inmobiliaria Vesta SAB de CV	4,134,649	5,659,283

Transportation Infrastructure — 7.2%
Grupo Aeroportuario del Centro Norte SAB de CV	2,096,992	9,248,474
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,295,249	15,183,249
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,285,190	13,273,090
Promotora y Operadora de Infraestructura SAB de CV(a)	1,453,315	10,981,091

		48,685,904

Wireless Telecommunication Services — 19.6%
America Movil SAB de CV, Series L, NVS	197,932,018	132,463,005

Total Common Stocks — 99.6% (Cost: $1,138,296,453)		674,093,467

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(d)(e)(f)	6,085,699	6,094,828
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)	2,064,000	2,064,000

		8,158,828

Total Short-Term Investments — 1.2% (Cost: $8,155,216)		8,158,828

Total Investments in Securities — 100.8% (Cost: $1,146,451,669)		682,252,295

Other Assets, Less Liabilities — (0.8)%		(5,232,786)

Net Assets — 100.0%		$677,019,509

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Mexico ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,758,756	2,326,943	6,085,699	$6,094,828	$42,774	(b)	$(510)	$3,625
BlackRock Cash Funds: Treasury, SL Agency Shares	371,000	1,693,000	2,064,000	2,064,000	7,512		—	—

				$8,158,828	$50,286		$(510)	$3,625

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	164	06/19/20	$2,684	$(33,494)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$674,093,467	$—	$—	$674,093,467
Money Market Funds	8,158,828	—	—	8,158,828

	$682,252,295	$—	$—	$682,252,295

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(33,494)	$—	$—	$(33,494)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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